Note 4 - Revenue From Contracts With Customers 1 (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
External Broker Costs and Employee Sales Commissions [Member]
Capitalized Contract Cost, Amortization	$ 2,053	$ 1,888
Capitalized Contract Cost, Net, Total	7,501	7,157
Capitalized Contract Cost, Impairment Loss	0
FirstService Brands Segment [Member]
Contract with Customer, Liability, Revenue Recognized	$ 4,378
FirstService Brands Segment [Member] | Franchise [Member]
Contract with Customer, Liability, Revenue Recognized		$ 4,012
FirstService Brands Segment [Member] | Franchise [Member] | Minimum [Member]
Revenue Recognized Period (Year)	5 years
FirstService Brands Segment [Member] | Franchise [Member] | Maximum [Member]
Revenue Recognized Period (Year)	10 years